1(415) 856-7007

davidhearth@paulhastings.com

January 23, 2015	27228.00050

  VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	TCW Liquid Alternatives Trust — File Nos. 333- and 811-23025

Form N-8A and Form N-1A

Ladies and Gentlemen:

We are counsel to the TCW Liquid Alternatives Trust (the “Trust”) and hereby submit for filing the enclosed (i) Notification of Registration on Form N-8A for the registration of the Trust as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”); and (ii) initial Registration Statement on Form N-1A of the Trust (the “Registration Statement”), which is being filed under the Securities Act of 1933, as amended, and the 1940 Act.

The Trust anticipates offering multiple series of underlying fund portfolios. The Registration Statement enclosed for filing relates to the first series of underlying fund portfolios: the TCW/Gargoyle Hedged Value Fund.

Please contact the undersigned at (415) 856-7007 with comments and questions.

Very truly yours,

/s/ David A. Hearth

David A. Hearth

for PAUL HASTINGS LLP

cc: TCW